Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage expenses
Port charges	$ 17,619	$ 5,132	$ 1,455
Bunkers	48,535	33,146	4,338
Commissions - third parties	2,915	1,902	867
Commissions - related parties (Note 3)	3,350	1,997	773
Miscellaneous	458	164	116
Total voyage expenses	$ 72,877	$ 42,341	$ 7,549